UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 12/31/07.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		12/31/07

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  56

Form 13F Information Table Value Total:  2215036 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

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Form 13F Information Table

                            Title of          Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer              Class   Cusip     (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
------------------------------------------------------------------    ----    ------  ----    ------------------------

Covidien Limited            COM     G2552X108     2009   45365SH              Sole               45365
Genco Shipping & Trading    COM     Y2685T107     1907   34830SH              Sole               34830
AT&T Corporation            COM     00206R102      592   14235SH              Sole               14235
Abbott Laboratories         COM     002824100     2338   41639SH              Sole               41639
Adobe Systems               COM     00724F101     2777   64980SH              Sole               64980
Agrium Inc                  COM     008916108     2003   27740SH              Sole               27740
American Express            COM     025816109     2311   44425SH              Sole               44425
Apple Computer              COM     037833100     3224   16275SH              Sole               16275
Axa                         COM     054536107     2099   52860SH              Sole               52860
Chevron Corp                COM      166764100     473    5072SH              Sole                5072
Chubb Corporation           COM      171232101    2266   41521SH              Sole               41521
Coca-Cola Co                COM      191216100     737   12010SH              Sole               12010
Colgate-Palmolive           COM      194162103     420    5385SH              Sole                5385
ConocoPhillips              COM     20825C104     2849   32265SH              Sole               32265
Coventry Health Care        COM      222862104    1468   24770SH              Sole               24770
Diamond Offshore Drilling   COM     25271C102     3238   22805SH              Sole               22805
Duke Energy                 COM     26441C105     2342  116112SH              Sole              116112
Emerson Corp                COM      291011104    3043   53715SH              Sole               53715
Ennis Inc                   COM      293389102     243   13486SH              Sole               13486
Exxon Mobil                 COM     30231G102     1635   17447SH              Sole               17447
General Electric            COM      369604103     505   13612SH              Sole               13612
General Mills               COM      370334104    1953   34265SH              Sole               34265
Gilead Sciences             COM      375558103    2851   61970SH              Sole               61970
Hercules Offshore           COM      427093109    1639   68910SH              Sole               68910
Hewlett-Packard Inc         COM      428236103    3013   59680SH              Sole               59680
Honeywell Inc               COM      438516106    2222   36085SH              Sole               36085
ITT Corp                    COM      450911102    1765   26725SH              Sole               26725
Johnson & Johnson           COM      478160104    1035   15524SH              Sole               15524
Jupitermedia Corporation    COM     48207D101      875  229088SH              Sole              229088
L-3 Communications Holdings COM      502424104    2495   23552SH              Sole               23552
Limited Brands Inc          COM      532716107    1393   73600SH              Sole               73600
Loews Corp                  COM      540424108    2029   40315SH              Sole               40315
McDonalds Corp              COM      580135101    2400   40735SH              Sole               40735
Medco Health Solutions Inc  COM     58405U102     2545   25100SH              Sole               25100
Merck & Co Inc              COM      589331107     314    5400SH              Sole                5400
Microsoft Corp              COM      594918104    2087   58625SH              Sole               58625
Monsanto Co                 COM     61166W101     2409   21570SH              Sole               21570
Northern Trust Corp         COM      665859104    2382   31100SH              Sole               31100
Oracle Systems              COM     68389X105      374   16556SH              Sole               16556
Patriot Scientific Corp     COM     70336N107        6   10000SH              Sole               10000
PepsiCo Inc                 COM      713448108    3670   48352SH              Sole               48352
Petroleo Brasileiro SA      COM     71654V408     1805   15660SH              Sole               15660
T Rowe Price Group          COM     74144T108     2379   39070SH              Sole               39070
Procter & Gamble            COM      742718109     736   10028SH              Sole               10028
QUALCOMM Inc                COM      747525103    1883   47840SH              Sole               47840
Roper Industries            COM      776696106    2020   32305SH              Sole               32305
Charles Schwab              COM      808513105    1572   61520SH              Sole               61520
SiRF Technology Holdings    COM     82967H101     1505   59900SH              Sole               59900
Stryker Corp                COM      863667101    2011   26910SH              Sole               26910
Thermo Fisher               COM      883556102    2049   35520SH              Sole               35520
Tiffany & Co                COM      886547108    1080   23465SH              Sole               23465
Trimble Navigation Limited  COM      896239100    1373   45390SH              Sole               45390
Unilever NV                 COM      904784709    2426   66525SH              Sole               66525
Verizon Communications      COM     92343V104     2483   56840SH              Sole               56840
Waste Management            COM     94106L109      287    8777SH              Sole                8777
Yum Brands Inc              COM      988498101    2204   57585SH              Sole               57585